Consolidated Schedule of Investments (unaudited) September 30, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.8%
Tesla, Inc.(a)(b)	108,657	$28,821,269

Banks — 0.5%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(c)(d)	26,430	5,584,603

Capital Markets — 0.8%
S&P Global, Inc.(a)	24,968	7,623,979

Diversified Consumer Services — 0.3%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)(c)(d)	997	2,896,869

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.(a)	46,408	7,243,361
Samsung SDI Co. Ltd.	23,749	8,933,032

		16,176,393

Entertainment(a)(b) — 1.1%
Netflix, Inc.	22,666	5,336,483
Roku, Inc.	49,846	2,811,314
Spotify Technology SA	38,793	3,347,836

		11,495,633

Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc., Class A(a)(b)	30,705	3,225,253

Interactive Media & Services — 3.6%
Alphabet, Inc., Class A(a)(b)	221,714	21,206,944
Kakao Corp.	154,283	6,070,948
ZoomInfo Technologies, Inc., CLass A(a)(b)	211,469	8,809,799

		36,087,691

Internet & Direct Marketing Retail — 3.6%
Alibaba Group Holding Ltd.(b)	459,800	4,588,499
Amazon.com, Inc.(a)(b)	165,219	18,669,747
Jasper Infotech Private Ltd., Series I, (Acquired 08/18/15, Cost: $1,998,435)(c)(d)	168,640	153,131
Meituan, Class B(b)(e)	237,600	4,993,507
MercadoLibre, Inc.(a)(b)	9,140	7,565,909

		35,970,793

IT Services — 15.4%
Accenture PLC, Class A(a)	34,184	8,795,543
Adyen NV(b)(e)	5,642	7,036,484
Automatic Data Processing, Inc.(a)	25,500	5,767,845
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(c)(d)	94,117	4,783,026
AvidXchange Holdings, Inc.(a)(b)	302,335	2,545,661
Block, Inc.(a)(b)	61,312	3,371,547
GMO Payment Gateway, Inc.	64,700	4,435,253
Mastercard, Inc., Class A(a)	93,087	26,468,357
MongoDB, Inc.(a)(b)	33,099	6,572,137
Okta, Inc.(a)(b)	73,455	4,177,386
PayPal Holdings, Inc.(a)(b)	123,398	10,620,866
Salt Pay Co. Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(c)(d)	12,871	16,907,732
Snowflake, Inc., Class A(a)(b)	13,175	2,239,223
Thoughtworks Holding, Inc.(a)(b)	342,986	3,597,923
TRAX Ltd., (Acquired 09/12/19, Cost: $4,000,013)(c)(d)	106,667	3,692,811
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $1,999,989)(c)(d)	38,361	1,328,058
Twilio, Inc., Class A(a)(b)	67,897	4,694,399

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A(a)	126,243	$22,427,069
Voltron Data, Inc., Series A, (Acquired 01/18/22, Cost: $10,000,000)(c)(d)	6,201,935	8,310,593
Wise PLC, Class A(b)	1,075,013	7,845,827

		155,617,740

Machinery — 0.5%
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	719,470	4,742,215

Professional Services — 0.5%
Planet Labs PBC	930,853	5,054,532

Road & Rail — 1.0%
Ant Group Co., Ltd., Series C, (Acquired 05/18/18, Cost: $6,492,863)(c)(d)	1,703,548	4,906,218
Uber Technologies, Inc.(a)(b)	188,033	4,982,875

		9,889,093

Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.(a)(b)	114,513	7,255,544
Alphawave IP Group PLC(b)	2,366,147	3,640,567
Analog Devices, Inc.(a)	31,958	4,453,028
ASM International NV	27,204	6,091,168
ASML Holding NV	41,992	17,396,396
Broadcom, Inc.(a)	23,580	10,469,756
Credo Technology Group Holding Ltd.(a)(b)	997,925	10,977,175
Globalfoundries, Inc.(a)(b)(f)	123,190	5,956,236
Lam Research Corp.(a)	25,152	9,205,632
Marvell Technology, Inc.(a)	482,482	20,703,303
Monolithic Power Systems, Inc.(a)	22,499	8,176,137
NVIDIA Corp.(a)	50,530	6,133,837
Qualcomm, Inc.(a)	52,430	5,923,541
Soitec SA(b)	99,085	11,313,925
STMicroelectronics NV	207,649	6,453,160
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	83,581	5,730,313
Wolfspeed, Inc.(a)(b)	244,372	25,258,290

		165,138,008

Software — 21.2%
Adobe, Inc.(a)(b)	10,379	2,856,301
ANSYS, Inc.(a)(b)	35,186	7,800,736
AppLovin Corp., Class A(a)(b)	132,373	2,579,950
Aspen Technology, Inc.(a)(b)	29,439	7,012,370
Atlassian Corp. PLC, Class A(a)(b)	40,449	8,518,155
Cadence Design Systems, Inc.(a)(b)	109,188	17,844,595
Constellation Software, Inc.	3,684	5,126,130
Crowdstrike Holdings, Inc., Class A(a)(b)	43,876	7,231,204
CS Disco, Inc.(a)(b)	215,329	2,153,290
Dassault Systemes SE	144,641	4,993,739
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(c)(d)	59,997	3,668,817
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(c)(d)	38,789	287,426
Elastic NV(a)(b)	27,666	1,984,759
Gitlab, Inc., Class A(a)(b)	138,420	7,089,872
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)(c)(d)	715,323	13,076,104
Intuit, Inc.(a)	33,520	12,982,966
Microsoft Corp.(a)	260,059	60,567,741
Oracle Corp.(a)	110,058	6,721,242
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(c)(d)	59,524	1,650,601
Salesforce, Inc.(a)(b)	26,262	3,777,526

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ServiceNow, Inc.(a)(b)	26,932	$10,169,793
SiteMinder Ltd.(b)	2,145,680	4,226,807
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(c)(d)	66,422	614,403
Snyk Ltd., (Acquired 09/02/21, Cost: $5,192,307)(c)(d)	361,972	4,159,058
Unity Software, Inc.(a)(b)	114,284	3,641,088
Xero Ltd.(b)	130,197	6,025,070
Zscaler, Inc.(a)(b)	44,605	7,331,724

		214,091,467

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.(a)	491,130	67,874,166

Total Common Stocks — 76.2% (Cost: $567,209,954)		770,289,704

	Par (000)

Convertible Notes

Software — 0.8%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 0.00%(c)(d)	$80	7,740,000

Total Convertible Notes — 0.8% (Cost: $8,000,000)		7,740,000

	Shares

Preferred Securities

Preferred Stocks — 21.2%(c)(d)

Chemicals — 1.1%
Solugen, Inc., (Acquired 09/02/21, Cost: $9,999,977)	269,284	10,959,859

Diversified Consumer Services — 0.3%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	3,062,487

Diversified Financial Services — 0.7%
Trumid Holdings LLC, Class L, (Acquired 10/18/22, Cost: $9,999,695), 07/16/22(g)	11,420	7,490,378

Entertainment — 0.5%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)	12,713	4,913,320

Food & Staples Retailing — 1.6%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)	709,724	15,670,706

Food Products — 1.0%
Farmer’s Business Network, Inc.
(Acquired 09/15/21, Cost: $6,999,963)	112,616	5,789,589
Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	4,665,457

		10,455,046

Interactive Media & Services — 1.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,999,959)	91,262	15,167,519

IT Services — 1.9%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	3,479,126

Security	Shares	Value

IT Services (continued)
Trumid Holdings LLC(g)
Class J-A, (Acquired 10/18/22, Cost: $2,499,716)	5,038	$3,304,424
Class J-B, (Acquired 10/18/22, Cost: $1,499,830)	5,038	3,304,424
Voltron Data, Inc., (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	8,727,273

		18,815,247

Road & Rail — 0.4%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	4,185,279

Semiconductors & Semiconductor Equipment — 4.2%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	14,214,062
Series C, (Acquired 05/21/21, Cost: $5,000,025)	190,650	4,844,416
Rivos, Inc., Series A, (Acquired 12/03/21, Cost: $12,003,705)	4,500,000	10,755,000
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)	187,300	12,854,399

		42,667,877

Software — 8.0%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)	598,682	19,319,468
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	17,085,616
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	4,654,310
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	1,698,373
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	4,358,702
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	13,357,097
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	3,301,173
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)	2,515,811	4,704,567
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	3,079,288
Snyk Ltd., Series B, (Acquired 09/02/21, Cost: $4,807,688)	335,159	3,850,977
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	5,017,278
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	849,660

		81,276,509

		214,664,227

Total Preferred Securities — 21.2% (Cost: $203,436,402)		214,664,227

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0), (Issued 09/23/19, Exercisable 07/12/23, 1 Share for 1 Warrant, Expires 09/15/23, Strike Price USD 46.88)(b)(c)(d)	17,065	49,659

Total Warrants — 0.0% (Cost: $ — )		49,659

Total Long-Term Investments — 98.2% (Cost: $778,646,356)		992,743,590

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(h)(i)	24,437,314	$24,437,314
SL Liquidity Series, LLC, Money Market Series, 3.29%(h)(i)(j)	2,254,710	2,254,710

Total Short-Term Securities — 2.6% (Cost: $26,691,874)		26,692,024

Total Investments Before Options Written — 100.8% (Cost: $805,338,230)		1,019,435,614

Options Written — (0.4)% (Premiums Received: $(11,870,653))		(4,203,246)

Total Investments, Net of Options Written — 100.4% (Cost: $793,467,577)		1,015,232,368
Liabilities in Excess of Other Assets — (0.4)%		(3,961,543)

Net Assets — 100.0%		$1,011,270,825

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $294,473,336, representing 29.1% of its net assets as of period end, and an original cost of $308,260,455.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$42,574,872	$—		$ (18,137,558	)(a)	$—	$—	$24,437,314	24,437,314	$220,901		$—
SL Liquidity Series, LLC, Money Market Series	840,396	1,414,239	(a)	—		(75)	150	2,254,710	2,254,710	28,366	(b)	—

						$(75)	$150	$26,692,024		$249,267		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Adobe, Inc.	14	10/07/22	USD	400.00	USD	385	$(70)
Advanced Micro Devices, Inc.	187	10/07/22	USD	102.00	USD	1,185	(187)
Airbnb, Inc., Class A	66	10/07/22	USD	121.00	USD	693	(627)
Alphabet, Inc., Class A	520	10/07/22	USD	115.00	USD	4,974	(780)
Amazon.com, Inc.	78	10/07/22	USD	133.00	USD	881	(234)
Analog Devices, Inc.	56	10/07/22	USD	160.00	USD	780	(280)
Apple, Inc.	157	10/07/22	USD	173.35	USD	2,170	—
Apple, Inc.	183	10/07/22	USD	172.87	USD	2,529	—
Atlassian Corp. PLC, Class A	46	10/07/22	USD	285.00	USD	969	(4,600)
Automatic Data Processing, Inc.	12	10/07/22	USD	245.00	USD	271	(150)
Block, Inc.	81	10/07/22	USD	77.00	USD	445	(162)
Broadcom, Inc.	17	10/07/22	USD	555.00	USD	755	(170)
Crowdstrike Holdings, Inc., Class A	55	10/07/22	USD	190.00	USD	906	(935)

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Intuit, Inc.	10	10/07/22	USD	485.00	USD	387	$(1,500)
Lam Research Corp.	54	10/07/22	USD	510.00	USD	1,976	(216)
Marvell Technology, Inc.	922	10/07/22	USD	52.00	USD	3,956	(1,383)
Mastercard, Inc., Class A	120	10/07/22	USD	340.00	USD	3,412	(4,800)
Microsoft Corp.	133	10/07/22	USD	265.00	USD	3,098	(599)
MongoDB, Inc.	38	10/07/22	USD	390.00	USD	755	(2,850)
Netflix, Inc.	21	10/07/22	USD	240.00	USD	494	(12,075)
NVIDIA Corp.	89	10/07/22	USD	185.00	USD	1,080	(89)
PayPal Holdings, Inc.	138	10/07/22	USD	97.00	USD	1,188	(1,725)
S&P Global, Inc.	14	10/07/22	USD	365.00	USD	427	(2,800)
ServiceNow, Inc.	48	10/07/22	USD	475.00	USD	1,813	(1,920)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	127	10/07/22	USD	87.00	USD	871	(127)
Uber Technologies, Inc.	375	10/07/22	USD	32.00	USD	994	(563)
Unity Software, Inc.	89	10/07/22	USD	45.00	USD	284	(623)
Visa, Inc., Class A	157	10/07/22	USD	215.00	USD	2,789	(1,570)
Zscaler, Inc.	27	10/07/22	USD	172.50	USD	444	(6,075)
Amazon.com, Inc.	287	10/14/22	USD	135.00	USD	3,243	(2,583)
Apple, Inc.	244	10/14/22	USD	165.00	USD	3,372	(1,342)
Atlassian Corp. PLC, Class A	42	10/14/22	USD	260.00	USD	884	(2,205)
Crowdstrike Holdings, Inc., Class A	70	10/14/22	USD	185.00	USD	1,154	(8,995)
Lam Research Corp.	35	10/14/22	USD	460.00	USD	1,281	(578)
Marvell Technology, Inc.	440	10/14/22	USD	52.00	USD	1,888	(3,740)
Mastercard, Inc., Class A	41	10/14/22	USD	335.00	USD	1,166	(984)
MercadoLibre, Inc.	19	10/14/22	USD	1,050.00	USD	1,573	(3,943)
MongoDB, Inc.	30	10/14/22	USD	270.00	USD	596	(1,200)
MongoDB, Inc.	26	10/14/22	USD	275.00	USD	516	(585)
NVIDIA Corp.	93	10/14/22	USD	150.00	USD	1,129	(1,674)
Okta, Inc.	231	10/14/22	USD	70.00	USD	1,314	(5,313)
Oracle Corp.	85	10/14/22	USD	77.00	USD	519	(1,020)
Oracle Corp.	309	10/14/22	USD	78.00	USD	1,887	(4,326)
Roku, Inc.	57	10/14/22	USD	80.00	USD	321	(485)
Salesforce, Inc.	52	10/14/22	USD	165.00	USD	748	(1,456)
ServiceNow, Inc.	23	10/14/22	USD	500.00	USD	869	(3,220)
Snowflake, Inc., Class A	24	10/14/22	USD	195.00	USD	408	(4,380)
Spotify Technology SA	55	10/14/22	USD	114.00	USD	475	(688)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77	10/14/22	USD	84.00	USD	528	(385)
Tesla, Inc.	53	10/14/22	USD	305.00	USD	1,406	(11,103)
Tesla, Inc.	60	10/14/22	USD	310.00	USD	1,592	(9,510)
Twilio, Inc., Class A	36	10/14/22	USD	78.00	USD	249	(3,996)
Zscaler, Inc.	40	10/14/22	USD	177.50	USD	657	(12,280)
Adobe, Inc.	18	10/21/22	USD	425.00	USD	495	(180)
Advanced Micro Devices, Inc.	176	10/21/22	USD	90.00	USD	1,115	(968)
Airbnb, Inc., Class A	22	10/21/22	USD	120.00	USD	231	(2,629)
Alphabet, Inc., Class A	128	10/21/22	USD	117.50	USD	1,224	(832)
Analog Devices, Inc.	25	10/21/22	USD	160.00	USD	348	(563)
ANSYS, Inc.	80	10/21/22	USD	290.00	USD	1,774	(1,200)
Apple, Inc.	357	10/21/22	USD	170.00	USD	4,934	(2,499)
Apple, Inc.	82	10/21/22	USD	165.00	USD	1,133	(984)
Apple, Inc.	157	10/21/22	USD	148.00	USD	2,170	(27,161)
Applovin Corp., Class A	421	10/21/22	USD	35.00	USD	821	(4,210)
Aspen Technology, Inc.	9	10/21/22	USD	230.00	USD	214	(13,770)
Automatic Data Processing, Inc.	51	10/21/22	USD	237.50	USD	1,154	(10,965)
Block, Inc.	49	10/21/22	USD	105.00	USD	269	(196)
Cadence Design Systems, Inc.	222	10/21/22	USD	180.00	USD	3,628	(22,200)
CDW Corp.	121	10/21/22	USD	190.00	USD	1,889	(58,080)
Credo Technology Group Holding Ltd.	963	10/21/22	USD	17.50	USD	1,059	(14,445)
Crowdstrike Holdings, Inc., Class A	30	10/21/22	USD	200.00	USD	494	(2,205)
Crowdstrike Holdings, Inc., Class A	42	10/21/22	USD	190.00	USD	692	(7,140)
CS Disco, Inc.	968	10/21/22	USD	17.50	USD	968	(19,360)
Elastic NV	118	10/21/22	USD	85.00	USD	847	(10,325)
Gitlab, Inc., Class A	294	10/21/22	USD	75.00	USD	1,506	(3,675)
Globalfoundries, Inc.	553	10/21/22	USD	65.00	USD	2,674	(5,530)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Intuit, Inc.	101	10/21/22	USD	460.00	USD	3,912	$(9,090)
Mastercard, Inc., Class A	75	10/21/22	USD	350.00	USD	2,133	(975)
Monolithic Power Systems, Inc.	39	10/21/22	USD	530.00	USD	1,417	(18,720)
Monolithic Power Systems, Inc.	21	10/21/22	USD	440.00	USD	763	(7,350)
Netflix, Inc.	11	10/21/22	USD	255.00	USD	259	(12,182)
Qualcomm, Inc.	133	10/21/22	USD	140.00	USD	1,503	(1,397)
Roku, Inc.	55	10/21/22	USD	100.00	USD	310	(193)
S&P Global, Inc.	45	10/21/22	USD	380.00	USD	1,374	(12,375)
Snowflake, Inc., Class A	35	10/21/22	USD	182.50	USD	595	(22,925)
Spotify Technology SA	68	10/21/22	USD	115.00	USD	587	(1,190)
Tesla, Inc.	51	10/21/22	USD	300.00	USD	1,353	(28,177)
Thoughtworks Holding, Inc.	101	10/21/22	USD	15.00	USD	106	(1,515)
Twilio, Inc., Class A	35	10/21/22	USD	100.00	USD	242	(403)
Unity Software, Inc.	200	10/21/22	USD	55.00	USD	637	(700)
Visa, Inc., Class A	121	10/21/22	USD	220.00	USD	2,150	(908)
Visa, Inc., Class A	90	10/21/22	USD	210.00	USD	1,599	(720)
Wolfspeed, Inc.	240	10/21/22	USD	110.00	USD	2,481	(94,800)
Wolfspeed, Inc.	121	10/21/22	USD	120.00	USD	1,251	(18,755)
Wolfspeed, Inc.	239	10/21/22	USD	130.00	USD	2,470	(13,145)
ZoomInfo Technologies, Inc., Class A	535	10/21/22	USD	50.00	USD	2,229	(14,712)
Zscaler, Inc.	34	10/21/22	USD	185.00	USD	559	(9,622)
Accenture PLC, Class A	54	10/28/22	USD	275.00	USD	1,389	(14,985)
Adobe, Inc.	14	10/28/22	USD	300.00	USD	385	(5,810)
Advanced Micro Devices, Inc.	152	10/28/22	USD	76.00	USD	963	(9,348)
Airbnb, Inc., Class A	50	10/28/22	USD	115.00	USD	525	(15,300)
Amazon.com, Inc.	378	10/28/22	USD	134.00	USD	4,271	(28,539)
Analog Devices, Inc.	62	10/28/22	USD	155.00	USD	864	(6,200)
Apple, Inc.	357	10/28/22	USD	160.00	USD	4,934	(23,383)
Apple, Inc.	23	10/28/22	USD	157.50	USD	318	(2,151)
Block, Inc.	145	10/28/22	USD	73.00	USD	797	(6,598)
Broadcom, Inc.	26	10/28/22	USD	555.00	USD	1,154	(585)
Intuit, Inc.	19	10/28/22	USD	440.00	USD	736	(7,457)
Lam Research Corp.	24	10/28/22	USD	450.00	USD	878	(3,456)
Marvell Technology, Inc.	440	10/28/22	USD	52.00	USD	1,888	(14,300)
Marvell Technology, Inc.	78	10/28/22	USD	50.00	USD	335	(4,407)
MercadoLibre, Inc.	15	10/28/22	USD	915.00	USD	1,242	(42,825)
Microsoft Corp.	432	10/28/22	USD	255.00	USD	10,061	(128,088)
MongoDB, Inc.	28	10/28/22	USD	300.00	USD	556	(6,300)
Okta, Inc.	12	10/28/22	USD	73.00	USD	68	(540)
PayPal Holdings, Inc.	136	10/28/22	USD	100.00	USD	1,171	(14,484)
S&P Global, Inc.	53	10/28/22	USD	330.00	USD	1,618	(23,982)
Salesforce, Inc.	100	10/28/22	USD	170.00	USD	1,438	(6,500)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	172	10/28/22	USD	78.00	USD	1,179	(8,600)
Tesla, Inc.	64	10/28/22	USD	305.00	USD	1,698	(41,600)
Unity Software, Inc.	190	10/28/22	USD	39.00	USD	605	(17,100)
Zscaler, Inc.	54	10/28/22	USD	180.00	USD	888	(28,890)
Alphabet, Inc., Class A	175	11/04/22	USD	104.00	USD	1,674	(34,825)
Apple, Inc.	158	11/04/22	USD	162.50	USD	2,184	(10,665)
Atlassian Corp. PLC, Class A	84	11/04/22	USD	240.00	USD	1,769	(74,760)
Automatic Data Processing, Inc.	51	11/04/22	USD	245.00	USD	1,154	(13,770)
Crowdstrike Holdings, Inc., Class A	44	11/04/22	USD	180.00	USD	725	(26,400)
Intuit, Inc.	20	11/04/22	USD	420.00	USD	775	(18,400)
Marvell Technology, Inc.	291	11/04/22	USD	48.00	USD	1,249	(35,793)
Mastercard, Inc., Class A	182	11/04/22	USD	305.00	USD	5,175	(98,280)
MercadoLibre, Inc.	7	11/04/22	USD	950.00	USD	579	(22,260)
Microsoft Corp.	173	11/04/22	USD	250.00	USD	4,029	(81,310)
MongoDB, Inc.	60	11/04/22	USD	230.00	USD	1,191	(45,900)
Netflix, Inc.	32	11/04/22	USD	260.00	USD	753	(38,640)
NVIDIA Corp.	95	11/04/22	USD	140.00	USD	1,153	(25,032)
Okta, Inc.	43	11/04/22	USD	62.00	USD	245	(11,889)
Oracle Corp.	101	11/04/22	USD	66.00	USD	617	(6,414)
PayPal Holdings, Inc.	281	11/04/22	USD	93.00	USD	2,419	(98,350)

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Roku, Inc.	57	11/04/22	USD	68.00	USD	321	$(17,100)
ServiceNow, Inc.	25	11/04/22	USD	420.00	USD	944	(26,875)
Spotify Technology SA	51	11/04/22	USD	98.00	USD	440	(16,320)
Tesla, Inc.	61	11/04/22	USD	315.00	USD	1,618	(37,210)
Twilio, Inc., Class A	95	11/04/22	USD	81.00	USD	657	(32,300)
Unity Software, Inc.	149	11/04/22	USD	40.00	USD	475	(17,209)
Visa, Inc., Class A	102	11/04/22	USD	190.00	USD	1,812	(32,844)
Zscaler, Inc.	34	11/04/22	USD	185.00	USD	559	(18,445)
Gitlab, Inc., Class A	344	11/09/22	USD	56.70	USD	1,762	(105,042)
Accenture PLC, Class A	99	11/11/22	USD	275.00	USD	2,547	(43,560)
Alphabet, Inc., Class A	175	11/11/22	USD	105.00	USD	1,674	(36,225)
Microsoft Corp.	173	11/11/22	USD	250.00	USD	4,029	(94,717)
Netflix, Inc.	37	11/11/22	USD	260.00	USD	871	(48,655)
Tesla, Inc.	135	11/11/22	USD	300.00	USD	3,581	(154,912)
Applovin Corp., Class A	403	11/18/22	USD	30.00	USD	785	(17,127)
Atlassian Corp. PLC, Class A	10	11/18/22	USD	280.00	USD	211	(3,300)
AvidXchange Holdings, Inc.	434	11/18/22	USD	10.00	USD	365	(14,105)
Broadcom, Inc.	57	11/18/22	USD	530.00	USD	2,531	(11,257)
Cadence Design Systems, Inc.	270	11/18/22	USD	180.00	USD	4,413	(101,250)
CDW Corp.	87	11/18/22	USD	182.00	USD	1,358	(13,978)
Credo Technology Group Holding Ltd.	855	11/18/22	USD	17.50	USD	941	(21,375)
Credo Technology Group Holding Ltd.	965	11/18/22	USD	13.60	USD	1,062	(39,161)
Elastic NV	6	11/18/22	USD	90.00	USD	43	(1,050)
Gitlab, Inc., Class A	123	11/18/22	USD	65.00	USD	630	(19,680)
Monolithic Power Systems, Inc.	41	11/18/22	USD	450.00	USD	1,490	(28,700)
Okta, Inc.	44	11/18/22	USD	65.00	USD	250	(12,144)
Qualcomm, Inc.	50	11/18/22	USD	135.00	USD	565	(7,400)
Roku, Inc.	55	11/18/22	USD	90.00	USD	310	(4,373)
ServiceNow, Inc.	25	11/18/22	USD	510.00	USD	944	(5,063)
Tesla, Inc.	64	11/18/22	USD	306.67	USD	1,698	(68,320)
Thoughtworks Holding, Inc.	686	11/18/22	USD	15.00	USD	720	(24,010)
Twilio, Inc., Class A	139	11/18/22	USD	90.00	USD	961	(31,414)
Visa, Inc., Class A	98	11/18/22	USD	205.00	USD	1,741	(11,368)
Wolfspeed, Inc.	250	11/18/22	USD	114.75	USD	2,584	(163,273)
ZoomInfo Technologies, Inc., Class A	417	11/18/22	USD	49.00	USD	1,737	(57,511)
Zscaler, Inc.	27	11/18/22	USD	185.00	USD	444	(20,452)
Zscaler, Inc.	29	11/18/22	USD	200.00	USD	477	(11,890)

							$(3,085,803)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Soitec SA	Morgan Stanley & Co. International PLC	2,250	10/05/22	EUR	166.06	EUR	267	$—
Thoughtworks Holding, Inc.	Barclays Bank PLC	12,800	10/05/22	USD	17.94	USD	134	—
GMO Payment Gateway, Inc.	UBS AG	8,200	10/11/22	JPY	11,697.00	JPY	81,590	(142)
Soitec SA	Morgan Stanley & Co. International PLC	2,250	10/12/22	EUR	166.06	EUR	267	(4)
Soitec SA	UBS AG	1,800	10/12/22	EUR	163.66	EUR	214	(3)
Kakao Corp.	Goldman Sachs International	37,600	10/18/22	USD	78,540.00	USD	2,146,960	(528)
Meituan, Class B	Bank of America N.A.	52,000	10/18/22	HKD	179.20	HKD	8,611	(22,395)
Samsung SDI Co. Ltd.	Goldman Sachs International	10,600	10/18/22	USD	616,350.00	USD	5,787,600	(9,420)
Soitec SA	UBS AG	7,100	10/18/22	EUR	140.64	EUR	842	(2,149)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	12,800	10/19/22	JPY	11,328.59	JPY	127,360	(2,717)
ANSYS, Inc.	Citibank N.A.	7,800	11/01/22	USD	264.01	USD	1,729	(6,883)
Kakao Corp.	BNP Paribas SA	29,300	11/02/22	USD	73,502.17	USD	1,673,030	(777)
SiteMinder Ltd.	UBS AG	22,000	11/02/22	AUD	3.62	AUD	68	(1,037)
Soitec SA	JPMorgan Chase Bank N.A.	3,400	11/02/22	EUR	149.19	EUR	403	(1,036)
Wise PLC, Class A	Goldman Sachs International	150,000	11/02/22	GBP	5.80	GBP	991	(162,455)
Xero Ltd.	UBS AG	8,500	11/02/22	AUD	97.29	AUD	625	(574)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Thoughtworks Holding, Inc.	Citibank N.A.	40,500	11/03/22	USD	13.58	USD	425	$(3,111)
Alibaba Group Holding Ltd.	Bank of America N.A.	107,600	11/04/22	HKD	92.49	HKD	8,387	(17,394)
ASML Holding NV	Barclays Bank PLC	18,000	11/04/22	EUR	494.88	EUR	7,805	(88,644)
STMicroelectronics NV	UBS AG	18,300	11/04/22	EUR	37.30	EUR	590	(5,314)
Alphawave IP Group PLC	Goldman Sachs International	62,000	11/08/22	GBP	1.59	GBP	85	(2,966)
Meituan, Class B	BNP Paribas SA	54,900	11/08/22	HKD	179.50	HKD	9,091	(47,632)
Wolfspeed, Inc.	JPMorgan Chase Bank N.A.	24,300	11/08/22	USD	114.84	USD	2,512	(146,671)
Alibaba Group Holding Ltd.	BNP Paribas SA	99,300	11/10/22	HKD	88.79	HKD	7,740	(29,317)
ASM International NV	Credit Suisse International	12,200	11/10/22	EUR	279.48	EUR	2,852	(36,289)
Dassault Systèmes SE	Morgan Stanley & Co. International PLC	65,000	11/10/22	EUR	36.50	EUR	2,323	(78,607)
SiteMinder Ltd.	UBS AG	9,000	11/10/22	AUD	3.53	AUD	28	(669)
Soitec SA	Goldman Sachs International	14,000	11/10/22	EUR	134.89	EUR	1,661	(27,708)
STMicroelectronics NV	JPMorgan Chase Bank N.A.	39,100	11/10/22	EUR	36.83	EUR	1,261	(17,969)
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	JPMorgan Chase Bank N.A.	107,000	11/10/22	USD	53.87	USD	5,035	(10,784)
Adyen NV	Goldman Sachs International	2,500	11/15/22	EUR	1,357.44	EUR	3,255	(162,313)
GMO Payment Gateway, Inc.	BNP Paribas SA	8,200	11/15/22	JPY	10,429.94	JPY	81,590	(20,025)
SiteMinder Ltd	Societe Generale	46,000	11/15/22	AUD	3.13	AUD	142	(7,653)
Soitec SA	Goldman Sachs International	14,000	11/15/22	EUR	134.89	EUR	1,661	(32,024)
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	UBS AG	216,700	11/15/22	USD	53.09	USD	10,198	(29,881)
Xero Ltd.	UBS AG	50,000	11/15/22	AUD	82.84	AUD	3,676	(53,955)
STMicroelectronics NV	JPMorgan Chase Bank N.A.	36,000	11/17/22	EUR	35.01	EUR	1,161	(34,500)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	100,000	11/17/22	GBP	7.27	GBP	661	(45,659)
Thoughtworks Holding, Inc.	Citibank N.A.	22,300	11/29/22	USD	12.66	USD	234	(8,238)

								$(1,117,443)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$28,821,269	$—	$—	$28,821,269
Banks	—	—	5,584,603	5,584,603
Capital Markets	7,623,979	—	—	7,623,979
Diversified Consumer Services	—	—	2,896,869	2,896,869
Electronic Equipment, Instruments & Components	7,243,361	8,933,032	—	16,176,393
Entertainment	11,495,633	—	—	11,495,633
Hotels, Restaurants & Leisure	3,225,253	—	—	3,225,253
Interactive Media & Services	30,016,743	6,070,948	—	36,087,691
Internet & Direct Marketing Retail	26,235,656	9,582,006	153,131	35,970,793
IT Services	101,277,956	19,317,564	35,022,220	155,617,740
Machinery	—	4,742,215	—	4,742,215
Professional Services	—	5,054,532	—	5,054,532
Road & Rail	4,982,875	—	4,906,218	9,889,093
Semiconductors & Semiconductor Equipment	123,883,359	41,254,649	—	165,138,008
Software	175,389,442	15,245,616	23,456,409	214,091,467
Technology Hardware, Storage & Peripherals	67,874,166	—	—	67,874,166
Convertible Notes	—	—	7,740,000	7,740,000
Preferred Securities
Preferred Stocks	—	—	214,664,227	214,664,227
Warrants	—	—	49,659	49,659
Short-Term Securities
Money Market Funds	24,437,314	—	—	24,437,314

	$612,507,006	$110,200,562	$294,473,336	1,017,180,904

Investments Valued at NAV(a)				2,254,710

				$1,019,435,614

Derivative Financial Instruments(b)
Equity Contracts	$—	$—	$—	$—
Liabilities
Equity Contracts	(2,706,838)	(1,496,408)	—	(4,203,246)

	$(2,706,838)	$(1,496,408)	$—	$(4,203,246)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total

Assets
Opening balance, as of December 31, 2021	$119,431,663	$8,000,000	$240,189,562	$117,749	$367,738,974
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(57,412,212)	(260,000)	(50,120,791)	(68,090)	(107,861,093)
Purchases	11,998,434	—	29,999,955	—	41,998,389
Sales	(1,998,435)	—	(5,404,499)	—	(7,402,934)

Closing balance, as of September 30, 2022	$72,019,450	$7,740,000	$214,664,227	$49,659	$294,473,336

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(59,157,939)	$(260,000)	$(47,149,593)	$(68,089)	$(106,635,621)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$72,019,450	Market	Revenue Multiple	3.00x - 28.00x		11.70x
			Volatility	44% - 75%		63%
			Time to Exit	1.0 - 4.0 years		2.9 years
		Income	Exit Multiple	9.50x		—
			Discount	15%		—

Convertible Notes	7,740,000	Income	Discount Rate	21%		—
		Market	Volatility	80%		—
			Revenue Multiple	3.50x		—
Preferred Stocks	214,664,227	Market	Revenue Multiple	3.15x - 29.00x		13.96x
			Volatility	50% - 75%		62%
			Time to Exit	3.0 - 5.0 years		4.1 years
			Market Adjustment Multiple	0.90x - 1.00x		0.96x
			Gross Profit Multiple	11.89x		—
Warrants	49,659	Market	Volatility	44%		—
			Time to Exit	1.0 year		—

	$294,473,336

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

The fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $14,438,985 as of September 30, 2022.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S&P	Standard & Poor’s

9